Goodwill and Acquired Intangible Assets - Future Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 10.1	$ 11.2	$ 30.6	$ 32.5
Net	$ 307.0		$ 307.0
DiscoverOrg Holdings
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets					$ 42.6	$ 14.7
2019					40.8	12.3
2020					40.8	7.5
2021					40.7	7.5
2022					30.4	7.5
2023					28.9	7.4
Thereafter						46.5
Net					$ 337.6	$ 88.7